Short-term bank loans (Details) ¥ in Millions		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 06, 2016 USD ($)	Jun. 06, 2016 CNY (¥)	May 10, 2016 USD ($)	May 10, 2016 CNY (¥)	Mar. 28, 2016 USD ($)	Mar. 28, 2016 CNY (¥)
Short-term Bank Loans and Notes Payable		$ 5,208,893	$ 6,694,652	$ 2,879,420	¥ 20.0	$ 2,087,580	¥ 14.5	$ 287,942	¥ 2.0
Loan payable One [Member] | Hangzhou Bank [Member]
Short-term Bank Loans and Notes Payable	[1]		287,942
Loan payable Two [Member] | Bank of China Lishui Branch [Member]
Short-term Bank Loans and Notes Payable	[2]	5,208,893	4,967,000
Loan payable Three [Member] | SPD Bank [Member]
Short-term Bank Loans and Notes Payable	[3]	$ 0	$ 1,439,710

[1]	On March 28, 2016, the Company entered into a short-term loan agreement with Hangzhou Bank (Lishui Branch) to borrow $287,942 (RMB 2 million) for a year with fixed annual interest rate of 4.35%. The purpose of the borrowing is to fund working capital needs. The loan was guaranteed by a third party, China Pacific Property Insurance Co. Ltd. The loan was repaid on maturity date in 2017.
[2]	On May 10, 2016, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,087,580 (RMB 14.5 million) for a year with fixed annual interest rate of 5.88%. In addition, on June 6, 2016, the Company entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,879,420 (RMB 20 million) for a year with a floating rate, the annual rate as of the period ended is 5.66%. These loans were for working capital purchases and were guaranteed by related party Mr. Zhengyu Wang and his wife Ms. Yefang Zhang, as well related party Lisui Jiuanju Trading Co,, Ltd., and a third-party Zhejiang Meifeng Tea Industry Co., Ltd. These loans were fully repaid upon maturity.
[3]	On August 16, 2016, the Company entered into a short-term loan agreement with Shanghai Pudong Development Bank to borrow $1,439,710 (RMB 10 million) for a year with fixed annual interest rate of 5.046%. The purpose of the loan is to fund working capital needs. The loan was guaranteed by Tantech Energy and three related parties, Yefang Zhang, Zhengyu Wang and Forasen Group. The loan was repaid on maturity date in 2017.